Leases - Balance Sheet Classification (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Assets
Operating lease right-of-use assets, net of accumulated amortization	$ 23,210	$ 18,775
Current liabilities:
Operating lease liabilities, current	5,038	4,453
Non-current liabilities:
Operating lease liabilities, non-current	19,218	16,545
Total lease liabilities	24,256	20,998
Lease costs
Total lease costs	5,887	7,475
Operating cash outflows from operating leases (in thousands)	4,575	4,619
Right-of-use assets obtained in exchange for new operating lease liabilities (in thousands)	$ 0	$ (38,335)
Weighted-average remaining lease term - operating leases (in years)	10 years 4 months 24 days	5 years 9 months 18 days
Weighted-average discount rate — operating leases (percent)	6.77%	7.15%
Research and development
Lease costs
Operating lease costs	$ 3,733	$ 4,801
Variable costs	769	1,144
Short term lease costs	270	193
General and administrative
Lease costs
Operating lease costs	984	1,178
Variable costs	45	147
Short term lease costs	$ 86	$ 12